Accounts receivable and other (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of accounts receivable and other

	December 31, 2023	December 31, 2022

Trade receivables	$49,387	$33,746
Value added tax and other taxes recoverable	29,465	19,679
Other receivables and advances	21,097	13,610
Prepaid expenses and deposits	19,997	23,940
Investment in marketable securities and debt securities	2,832	138
	$122,778	$91,113